CERTAIN RISKS AND CONCENTRATION (Details) (Total cash, restricted cash and short-term investments, Credit concentration risk, PRC) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2013 Bank of Nanjing in Shanghai, PRC
Unusual Risk or Uncertainty
Cash and certificates of deposit	$ 473,435	2,866,033
Percentage of cash, restricted cash and short-term investments held in the PRC	91.00%	91.00%	61.00%